Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 313,837	$ 464,499	$ 393,529
Interest on recovered taxes	19,236	22,691	1,472
Gain on derivative financial instruments	29,100	97,449	115,938
Interests in favor of hedge	9,173	71,854	44,292
Other	39,166	9,336	21,463
Total finance income	410,512	665,829	576,694
Interest cost from bank loans	(228,689)	(177,504)	(151,971)
Interest cost from hedges	(171,353)	(1,284)
Loss in market value	(72,878)	(247,219)	(86,295)
Other financing costs	(52,109)	(23,967)	(29,891)
Interest cost for debt securities	(989,221)	(975,772)	(744,254)
Total finance cost	(1,514,250)	(1,425,746)	(1,012,411)
Exchange gain	3,048,706	1,187,240	1,422,685
Exchange loss	(3,379,190)	(1,098,455)	(1,223,001)
Exchange gain - Net	(330,484)	88,785	199,684
Finance cost - Net	$ (1,434,222)	$ (671,132)	$ (236,033)